Related Party Transactions (Tables) (Shenzhen Yeller Audio & Video Technology Co., Ltd.)	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Schedule of Balances Due to and Due from Related Parties

At June 30, 2021 and December 31, 2020, the Company lent funds to the following related parties. These loans were unsecured, non-interest bearing and repayable on demand.

	June 30, 2021	December 31, 2020	Relationship
Huang Xiansheng	20,140	19,915	Minority shareholder of Shenzhen Yeller
Shenzhen Yeller Investment & Development Co., Ltd	-	44,581	Company owned by President of the Company
	20,140	64,496

At June 30, 2021 and December 31, 2020, the Company owed funds to the following related parties:

	June 30, 2021	December 31, 2020	Relationship

Shenzhen Yeller Investment & Development Co., Ltd	9,672	-	Company owned by President of the Company
Huang Yusheng	544,142	374,553	President of the Company
	553,814	374,553

At June 30, 2020 and December 31, 2019, the Company lent funds to the following related parties. These loans were unsecured, non-interest bearing and repayable on demand.

	December, 2020	December 31, 2019	Relationship
Huang Xiansheng.5in	19,915	25,837	Minority shareholder of Shenzhen Yeller
Shenzhen Yeller Investment & Development Co., Ltd	44,581	54,433	Company owned by President of the Company
	64,496	80,270

At June 30, 2020 and December 31, 2019, the Company owed funds to the following related parties:

	December, 2020	December 31, 2019	Relationship

Huang Zhicheng	-	57,423	Former shareholder of the Company
Huang Yusheng	374,553	137,791	President of the Company
	374,553	195,214

Shenzhen Yeller Audio & Video Technology Co., Limited [Member]
Schedule of Balances Due to and Due from Related Parties

At June 30, 2020 and December 31, 2019, the Company lent funds to the following related parties. These loans were unsecured, non-interest bearing and repayable on demand.

	June 30, 2020	December 31, 2019	Relationship
Huang Xiansheng	-	25,837	Shareholder
Huang Yusheng	-	86,123	President of the Company
Shenzhen Huashengchuang Investment Development Co., Ltd	424,434	-	Company owned by President of the Company
Shenzhen Yeller Investment & Development Co., Ltd	53,651	54,433	Company owned by President of the Company
	478,085	166,393

At June 30, 2020 and December 31, 2019, the Company owed funds to the following related parties:

	June 30, 2020	December 31, 2019	Relationship

Huang Yusheng	15,367	-	President of the Company
	15,367	-

At December 31, 2019 and 2018, the Company lent funds to the following related parties. These loans were unsecured, non-interest bearing and repayable on demand.

	December 31, 2019	December 31, 2018	Relationship
Huang Xiansheng	25,837	-	Shareholder
Huang Yusheng	86,123	-	President of the Company
Shenzhen Yeller Investment & Development Co., Ltd	54,433	-	Company owned by President of the Company
	166,393	-

At December 31, 2019 and 2018, the Company owed funds to the following related parties; except for the balance owed to Shenzhen Yeller Investment & Development Co., Ltd, these advances were unsecured and non-interest bearing and due on demand:

	December 31, 2019	December 31, 2018	Relationship
Shenzhen Yeller Investment & Development Co., Ltd	-	149,492	Company owned by President of the Company
Huang Xiansheng	-	91,617	Shareholder
Huang Yusheng	-	219,590	President of the Company
	-	460,699